Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The following table summarizes by category the gross carrying value and accumulated amortization of intangible assets (in thousands):

	March 31, 2017	June 30, 2016
	(Unaudited)
Intellectual property – gross carrying value	$3,100	$3,100
Patents – gross carrying value	2,332	2,265
	5,432	5,365
Intellectual property – accumulated amortization	(2,049)	(1,932)
Patents – accumulated amortization	(1,488)	(1,341)
	(3,537)	(3,273)
Net intangible assets	$1,895	$2,092

The following table summarizes by category the gross carrying value and accumulated amortization of intangible assets (in thousands):

	June 30, 2016	June 30, 2015
Intellectual property – gross carrying value	$3,100	$3,100
Patents – gross carrying value	2,265	2,181
	5,365	5,281
Intellectual property – accumulated amortization	(1,932)	(1,776)
Patents – accumulated amortization	(1,341)	(1,145)
	(3,273)	(2,921)
Net intangible assets	$2,092	$2,360

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The estimated annual amortization expense for the next five years and thereafter is as follows (in thousands):

For the Year Ending June 30,
2017	$345
2018	327
2019	297
2020	265
2021	244
Thereafter	614
Total	$2,092